Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income
16.	Financial assets at fair value through other comprehensive income

	2021	2020	2019
	€	€	€
Balance at January 1,	258,566	—	—
Additions	—	258,566	—
Disposals	(276,330)	—	—
Exchange differences	17,764	—	—
Balance at December 31,	—	258,566	—

These investments in equity instruments are not held for trading. Instead, they are held for medium to long-term strategic purposes. Accordingly, Management of the Group have elected to designate these investments in equity instruments as at FVTOCI as they believe that recognizing short-term fluctuations in these investments’ fair value in profit or loss would not be consistent with the Group’s strategy of holding these investments for long-term purposes and realizing their performance potential in the long run.

The investment held in Game Play Network Inc. was sold to the ultimate parent company of the Group Komisium Ltd for €276,330 ($300,000) which represents the initial cost of the investment because it was outside the scope of the Group's economic activities.

16.	Financial assets at fair value through other comprehensive income (continued)

The details of the investments are as follows:

			2020
	Country of	Principal	Holding	2021	2020	2019
Name	incorporation	activities	%	€	€	€
Game Play Network Inc.	United States	Computer system design and related services	0.53%	—	258,566	—
				—	258,566	—